Non-current assets held for sale	12 Months Ended
Dec. 31, 2017
Non-current assets held for sale
Non-current assets held for sale

29.   Non-current assets held for sale

Plan to dispose of Spanish energy business

On December 12, 2016, the Company entered into a sale agreement to dispose of its Spanish energy business. The assets and associated liabilities of this business were classified as held for sale in the balance sheet at December 31, 2016. Subsequently, in July 2017, the Company announced that it did not receive the required regulatory approvals to divest of its Spanish energy business and although it will continue to explore all options to capture the full value of these assets, completion of the previously announced sale is no longer considered to be highly probable. Accordingly, the Company in the second quarter of 2017 ceased to classify the assets and liabilities of the business as held for sale.

In accordance with IFRS 5, the Company ceased to recognize depreciation expense in relation to its Spanish energy business while it was classified as held for sale. When the business ceased to be classified as held for sale, the Company recorded an adjustment of $2,608 thousand to the carrying amount of its assets, equivalent to the depreciation that would have been charged if the business had not been classified as held for sale. This loss is charged in the income statement within the line item “other loss”.

As at December 31, 2016, the assets of the Spanish energy business classified as held for sale and associated liabilities were as follows:

2016
US$'000
ASSETS
Non-current assets
Property, plant and equipment	83,935
Deferred tax assets	1,948
Other non-current assets	582
Total non-current assets	86,465
Current assets
Inventories	32
Trade and other receivables	3,596
Current receivables from related parties	2,792
Other current assets	1
Cash and cash equivalents	51
Total current assets	6,472
Assets and disposal groups classified as held for sale	92,937
LIABILITIES
Non-current liabilities
Provisions	89
Obligations under finance leases	70,876
Other financial liabilities	5,576
Deferred tax liabilities	11,667
Total non-current liabilities	88,208
Current liabilities
Provisions	1,265
Obligations under finance leases	10,507
Payables to related parties	254
Trade and other payables	3,651
Other current liabilities	3,797
Total current liabilities	19,474
Liabilities associated with assets held for sale	107,682

The assets held for sale and associated liabilities shown in the table above are presented after the elimination of intercompany balances with other subsidiaries of Ferroglobe.

Other financial liabilities

Other financial liabilities comprise the fair value of interest rate swaps, which were taken out to hedge the risk of changes in interest rates of finance leases for hydroelectrical installations. As detailed in Note 19, since June 30, 2015, these interest rate swaps have been considered ineffective for the purposes of hedge accounting and as a result the changes in their fair value have been recognized in the income statement.

Obligations under financial leases

Obligations under financial leases comprise a finance lease that relates to the Company’s rights to use certain hydroelectrical installations. This lease expires in 2022, ten years from the date on which it was entered into and bears interest at a variable market rate.

The minimum lease payments on hydroelectrical installation finance leases at December 31, 2016 are as follows:

2016
US$'000
Within one year	10,507
Between one and five years	47,510
After five years	23,366
Total	81,383